INCOME TAXES (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current income tax
U.S.		$ 0	$ 0	$ 0	$ 0
Taiwan		0	25,295	17,795	39,708
PRC		0	0
Sub total		0	25,295	17,795	39,708
Deferred income tax - U.S.
Deferred tax assets for NOL carryforwards	$ (25,320)	(3,523)	(25,320)	(30,245)	(17,096)
Valuation allowance	25,320	3,523	25,320	30,245	17,096
Net changes in deferred income tax (benefit)	0	0	0	0	0
Total provision income tax	$ 25,295	$ 0	$ 25,295	$ 17,795	$ 39,708